DEBT AND CAPITAL LEASE OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Interest Rates on TEP's Variable Rate

The following table shows interest rates (exclusive of LOC and remarketing fees) on TEP’s weekly variable rate bonds, which are reset weekly by its remarketing agents:

	Years Ended December 31,
	2014	2013	2012
Interest Rates on Bonds
Average Interest Rate	0.08%	0.10%	0.17%
Range of Average Weekly Rates	.05% - 0.13%	0.06% - 0.25%	0.06% - 0.26%

Effect Of Fixing Interest Rates On Amortizing Principal Balances Of Swaps

The swap has the effect of fixing the interest rates on the amortizing principal balances as follows:

	Fixed Rate	LIBOR Spread
Lease Debt Outstanding at December 31, 2014
Notional Amount $32 million - Effective Date June 2006	5.77%	1.75%

Maturities of Long-term Debt

Long-term debt, including term loan payments, revolving credit facilities classified as long-term, and capital lease obligations mature on the following dates:

	Long-Term Debt Maturities (1)	Capital Lease Obligations	Total
	Millions of Dollars
2015	$—	$188	$188
2016	79	16	95
2017	—	18	18
2018	100	11	111
2019	37	12	49
Total 2015 - 2019	216	245	461
Thereafter	1,159	18	1,177
Less: Imputed Interest	—	(20)	(20)

Total	$1,375	$243	$1,618

(1)	$115 million of TEP’s variable rate bonds are backed by LOCs issued pursuant to the 2010 Credit Agreement, which expires in November 2016, and the TEP 2010 Reimbursement Agreement, which expires in December 2019. Although the variable rate bonds mature between 2022 and 2032, the above table reflects a redemption or repurchase of such bonds in 2016 and 2019 as though the LOCs terminate without replacement upon expiration of the 2010 Credit Agreement and the 2010 Reimbursement Agreement. TEP’s 2013 tax-exempt variable rate IDRBs, which have an aggregate principal amount of $100 million and mature in 2032, are subject to mandatory tender for purchase in 2018. The repayment of TEP Unsecured Notes is not reduced by the remaining $2 million original issue discount.